Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities transferred into Level 3	$ 0	$ 0
Derivative liabilities transferred out of Level 3	0	0
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level two into level one	238	392
Liabilities transferred out of level one into level two	399	1,366
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	1,154	1,004
Assets transferred out of level one into level two	2,075	1,519
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	186	788
Assets transferred out of level one into level two	$ 7,805	$ 6,393